REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenues
The following tables summarizes total Revenues for the year ended December 31, 2018.

(millions of Canadian $)	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Total

Revenues from contracts with customers
Capacity arrangements and transportation	4,038	3,549	614	2,079	—	10,280
Power generation	—	—	—	—	1,771	1,771
Natural gas storage and other	—	654	5	3	81	743
	4,038	4,203	619	2,082	1,852	12,794
Other revenues[1,2]	—	111	—	502	272	885
	4,038	4,314	619	2,584	2,124	13,679

1
Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements within each operating segment. Income from lease arrangements includes certain long term PPAs, as well as certain liquids pipelines capacity and transportation arrangements. These arrangements are not in the scope of the new guidance, therefore, revenues related to these contracts are excluded from revenues from contracts with customers. Refer to Note 24, Risk management and financial instruments, for further information on income from financial instruments.

2	Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 16, Income taxes, for further information.

Impact of New Revenue Recognition Guidance
Impact of New Revenue Recognition Guidance on Date of Adoption
The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Company's previously reported consolidated balance sheet line items:

	As reported	Adjustment
(millions of Canadian $)	December 31, 2017		January 1, 2018

Current Assets
Accounts receivable	2,522	(62)	2,460
Other[1]	691	79	770
Current Liabilities
Accounts payable and other[2]	4,057	17	4,074

1	Adjustment relates to contract assets previously included in Accounts receivable.

2	Adjustment relates to contract liabilities previously included in Accounts receivable.
Pro-forma Financial Statements under Legacy U.S. GAAP
As required by the new revenue recognition guidance, the following tables illustrate the pro-forma impact on the affected line items on the Consolidated balance sheet, as at December 31, 2018, using legacy U.S. GAAP:

	December 31, 2018
	As reported	Pro-forma using legacy U.S. GAAP
(millions of Canadian $)

Current Assets
Accounts receivable	2,535	2,694
Other	1,180	1,021

Contract Balances
Contract Balances

(millions of Canadian $)	December 31, 2018	January 1, 2018

Receivables from contracts with customers	1,684	1,736
Contract assets[1]	159	79
Long-term contract assets[2]	21	—
Contract liabilities[3]	11	17
Long-term contract liabilities[4]	121	—

1	Recorded as part of Other current assets on the Consolidated balance sheet.

2	Recorded as part of Intangibles and other assets on the Consolidated balance sheet.

3	Comprised of deferred revenue recorded in Accounts payable and other on the Consolidated balance sheet. During the year ended December 31, 2018,
$17 million of revenue was recognized that was included in the contract liability at the beginning of the year.

4	Comprised of deferred revenue recorded in Other long-term liabilities on the Consolidated balance sheet.